ACCOUNTS RECEIVABLE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Shanghai Muliang Industrial Corp. [Member]
Schedule of Accounts Receivable [Table Text Block]
	September 30, 2015	December 31, 2014
	(Unaudited)
Accounts receivable	$744,255	$154,928
Less: allowance for doubtful accounts	(69,797)	(63,575)
	$674,458	$91,353

	December 31,
	2014	2013
Accounts receivable	$154,928	$675,970
Less: allowance for doubtful accounts	(63,575)	(36,381)
	$91,353	$639,589